Debt - Term Loans (Details)		1 Months Ended		12 Months Ended
	Mar. 07, 2023 USD ($) tranche store	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Apr. 28, 2024 USD ($)	Apr. 30, 2023 USD ($)	Oct. 13, 2024 USD ($)	Dec. 29, 2023 USD ($)	Oct. 20, 2023 USD ($)	Sep. 29, 2023 USD ($)	Jul. 27, 2023 USD ($)	Jun. 04, 2021
Debt Instrument [Line Items]
Number of tranches | tranche	2
Interest rate											1.07%
Debt outstanding				$ 75,495,000	$ 37,255,000	$ 84,106,000
Proceeds from the Oaktree Tranche 2 Loan				1,012,000	0
Unamortized debt issuance costs and discounts				35,433,000	6,367,000	35,216,000
Term loans
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 35,000,000
Interest rate	15.00%
Periodic payment		$ 740,000	$ 700,000
Term loans | Live Oak Banking Company
Debt Instrument [Line Items]
Debt repaid	$ 5,598,000
Term loans | March 2023 Term Loan Facility
Debt Instrument [Line Items]
Debt issuance costs, net of amortization				1,510,000	1,354,000
Debt discount				2,890,000	2,421,000
Loan commitment asset					1,407,000
Unamortized debt issuance costs and discounts				4,400,000	5,182,000
Term loans | Term Loan Facility, Tranche 1
Debt Instrument [Line Items]
Debt outstanding				34,300,000	22,500,000
Term loans | Term Loan Facility, Tranche 2
Debt Instrument [Line Items]
Interest rate									15.00%
Debt outstanding				34,300,000	$ 0	35,560,000
Additional borrowing capacity	12,500,000						$ 5,000,000	$ 5,000,000	$ 1,500,000	$ 1,000,000
Additional borrowing capacity per draw	$ 2,500,000
Number of store openings | store	5
Debt issuance costs, net of amortization				644,000
Debt discount				559,000
Loan commitment asset				1,203,000
Proceeds from the Oaktree Tranche 2 Loan				12,500,000
Term loans | August 2023 Term Loan Facility
Debt Instrument [Line Items]
Debt issuance costs, net of amortization				1,510,000		1,273,000
Debt discount				2,890,000		2,509,000
Unamortized debt issuance costs and discounts				$ 4,400,000		$ 3,782,000